Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	onsistent with past practice, the Company grants most equity-based awards on a predetermined schedule aligned with the annual executive compensation review cycle, with the Compensation Committee approving grants to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards. From time to time, the Company may grant additional one-time, equity-based awards in connection with an employee's initial hire, promotion or for other reasons. The Compensation Committee does not take into account material, non-public information when determining the timing and terms of awards, nor do they time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such awards.
Award Timing Method	While the Company does not have a formal policy related to timing of equity-based awards, consistent with past practice, the Company grants most equity-based awards on a predetermined schedule aligned with the annual executive compensation review cycle, with the Compensation Committee approving grants to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take into account material, non-public information when determining the timing and terms of awards, nor do they time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such awards.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

Thomas Clark	2/28/2024	8,396	43.83	138,786	(3.7)%
Claudia Hughes	2/28/2024	4,246	43.83	70,186	(3.7)%
Manoj Shetty	2/28/2024	4,984	43.83	82,386	(3.7)%
Adina G. Storch	2/28/2024	7,294	43.83	120,570	(3.7)%
Barry Litwin	2/28/2024	11,343	43.83	187,500	(3.7)%

Thomas Clark [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Thomas Clark
Underlying Securities | shares	8,396
Exercise Price | $ / shares	$ 43.83
Fair Value as of Grant Date | $	$ 138,786
Underlying Security Market Price Change	(0.037)
Claudia Hughes [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Claudia Hughes
Underlying Securities | shares	4,246
Exercise Price | $ / shares	$ 43.83
Fair Value as of Grant Date | $	$ 70,186
Underlying Security Market Price Change	(0.037)
Manoj Shetty [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Manoj Shetty
Underlying Securities | shares	4,984
Exercise Price | $ / shares	$ 43.83
Fair Value as of Grant Date | $	$ 82,386
Underlying Security Market Price Change	(0.037)
Adina Storch [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Adina G. Storch
Underlying Securities | shares	7,294
Exercise Price | $ / shares	$ 43.83
Fair Value as of Grant Date | $	$ 120,570
Underlying Security Market Price Change	(0.037)
Barry Litwin [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Barry Litwin
Underlying Securities | shares	11,343
Exercise Price | $ / shares	$ 43.83
Fair Value as of Grant Date | $	$ 187,500
Underlying Security Market Price Change	(0.037)